MUNICIPAL CENTRAL CASH FUND
SEMIANNUAL REPORT
NOVEMBER 30, 1998
INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



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MUNICIPAL SECURITIES - 100.0%

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

ALABAMA - 0.2%

Phenix City Ind. Dev. Board Envir. Impt. Rev. Bonds (Mead              $ 1,500,000                  $ 1,500,000
Coated Board Proj.) Series 1988, 3.4% 1/14/99, LOC
ABN-AMRO Bank NV, CP mode (b)

ALASKA - 0.2%

Valdez Marine Term. Rev. Rfdg. (Atlantic Richfield Co. Proj.)           2,000,000                    2,000,000
Series 1994 B, 3.2%, VRDN (a)

ARIZONA - 4.6%

Apache County Ind. Dev. Auth. Ind. Dev. Rev. (Tucson Elec.              4,800,000                    4,800,000
Pwr. Co. Springerville Proj.) Series 1983 B, 3.2%, LOC Bank
of New York NA, VRDN (a)

Chandler Ind. Dev. Auth. Multi-family Hsg. Rev. Rfdg. (South            5,050,000                    5,050,000
Park Apts.) Series 1989, 3.1%, LOC Citibank, New York
NA, VRDN (a)

Coconino County Ind. Dev. Rev. (Citizens Utils. Proj.) Series           2,200,000                    2,200,000
1997, 3.2%, VRDN (a)(b)

Coconino County Poll. Cont. Corp. Poll. Cont. Rev. (Arizona             10,670,000                   10,670,000
Pub. Svc. Co. Navajo Proj.) Series 1998, 3.45%, LOC
Kredietbank NV, VRDN (a)(b)

Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co.)                1,400,000                    1,400,000
Series 1994 E, 3.35%, LOC Bank of America Nat'l. Trust &
Savings Assoc., VRDN (a)

Navajo County Ind. Dev. Auth. Ind. Dev. Rev. (Citizens Utils.           1,700,000                    1,700,000
Co. Proj.) Series 1997 B, 3.2%, VRDN (a)(b)

Phoenix Gen. Oblig. Series 1995 2, 3.3% (BPA Morgan                     1,100,000                    1,100,000
Guaranty Trust Co., NY), VRDN (a)

Phoenix Ind. Dev. Auth. Multi-family Hsg. Rev. (Paradise                3,275,000                    3,275,000
Shadows II Apts. Proj.) Series 1989, 3.1%, LOC Citibank,
New York NA, VRDN (a)

Pima County Ind. Dev. Auth. Multi-family Hsg. Rev. (La Cholla           2,100,000                    2,100,000
Apt. Proj.) Series 1996, 3.3%, LOC Chase Bank of Texas
NA, VRDN (a)

Salt River Proj. Agric. Impt. & Pwr. District 3.15% 3/9/99, CP          1,000,000                    1,000,000

Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens Util.):

Series 1993:

3.1% 1/14/99, CP mode (b)                                               1,000,000                    1,000,000

3.35% 1/12/99, CP mode (b)                                              3,500,000                    3,500,000

Series 1997, 3.1% 1/14/99, CP mode (b)                                  1,500,000                    1,500,000

                                                                                                     39,295,000

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

ARKANSAS - 1.0%

Arkansas Dev. Fin. Auth. Home Mtg. Rev. Participating VRDN             $ 1,000,000                  $ 1,000,000
Series 1998 C, 3.28% (Liquidity Facility Bank of America
Nat'l. Trust & Savings Assoc.) (a)(c)

Arkansas Dev. Fin. Multi-family Hsg. Rev. (Kiehl Partners LP            1,000,000                    1,000,000
Proj.) Series 1998, 3.4%, LOC Bank One, Louisiana NA,
VRDN (a)

Arkansas Hosp. Equip. Fin. Auth. Hosp. Equip. Rev.                      7,000,000                    7,000,000
(Baptist Health Proj.) Series 1995, 3.15% (MBIA Insured),
VRDN (a)

                                                                                                     9,000,000

CALIFORNIA - 1.5%

California Econ. Fin. Auth. (ISO Corp. Proj.) Series 1998 B,            9,900,000                    9,900,000
3.2%, LOC Bank of America Nat'l. Trust & Savings Assoc.,
VRDN (a)

California Higher Ed. Ln. Auth. Student Ln. Rev. Series 1992            1,850,000                    1,850,000
E1, 3.25%, LOC Student Ln. Marketing Assoc., VRDN (a)(b)

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Shell        1,500,000                    1,500,000
Oil Co. Martinez Proj.) Series 1994 A, 3.3%, VRDN (a)(b)

                                                                                                     13,250,000

COLORADO - 1.7%

Colorado Student Oblig. Auth. Student Ln. Rev. Series 1989 A,           12,400,000                   12,400,000
3.15%, LOC Student Ln. Marketing Assoc., VRDN (a)(b)

Moffat County Poll. Cont. Rev. Rfdg. (Pacificorp Proj.) 3.35%           2,000,000                    2,000,000
(AMBAC Insured) (BPA Bank of New York NA), VRDN (a)

                                                                                                     14,400,000

DELAWARE - 0.4%

Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):

Series 1987, 3.45%, VRDN (a)(b)                                         1,600,000                    1,600,000

Series 1988, 3.45%, VRDN (a)(b)                                         1,100,000                    1,100,000

Series 1994, 3.45%, VRDN (a)(b)                                         700,000                      700,000

                                                                                                     3,400,000

FLORIDA - 9.5%

Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series             1,000,000                    1,000,000
SG 74, 3.3% (Liquidity Facility Societe Generale) (a)(c)

Florida Board of Ed. Lottery Rev. Participating VRDN Series             6,105,000                    6,105,000
57, 3.28% (Liquidity Facility Morgan Stanley, Dean Witter &
Co.) (a)(c)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

FLORIDA - CONTINUED

Florida Div. Board Fin. Dept. Gen. Svcs. Rev. Participating            $ 16,570,000                 $ 16,570,000
VRDN Series 61, 3.28% (Liquidity Facility Morgan Stanley,
Dean Witter & Co.) (a)(c)

Florida Local Govt. Fin. Commission Series A:

3.4% 12/1/98, LOC First Union Nat'l. Bank of North                      10,000,000                   10,000,000
Carolina, CP

3.4% 2/1/99, LOC First Union Nat'l. Bank of North                       1,000,000                    1,000,000
Carolina, CP

Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys. Sunbelt Proj.):

Series 1996 A, 3.2%, LOC SunTrust Bank, Central FL NA,                  4,870,000                    4,870,000
VRDN (a)

3.2% (MBIA Insured) (BPA First Nat'l. Bank of Chicago),                 7,600,000                    7,600,000
VRDN (a)

3.2%, LOC SunTrust Bank, Central FL NA, VRDN (a)                        17,100,000                   17,100,000

Lakeland Elec. & Pwr. Participating VRDN Series 960901,                 6,930,000                    6,930,000
3.28% (Liquidity Facility Citibank, New York NA) (a)(c)

Lee County Hosp. Board Hosp. Rev. Bonds (Lee Memorial                   1,000,000                    1,000,000
Hosp. Proj.) Series 1997 B, 3.45% 1/13/99 (Liquidity
Facility SunTrust Bank, Central FL NA), CP mode

Mount Dora Health Facilities Auth. Health Facilities Rev.               4,000,000                    4,000,000
(Waterman Village Proj.) Series 1996 A, 3.15%, LOC
Barnett Bank NA, VRDN (a)

Sarasota County Hosp. District Rev. Bonds (Sarasota Memorial            1,000,000                    1,000,000
Hosp.) Series 1993 A, 3.65% 12/10/98, CP mode

Tampa Sports Auth. Rev. Participating VRDN Series SGA 61,               2,900,000                    2,900,000
3.45% (Liquidity Facility Societe Generale) (a)(c)

West Orange Memorial Hosp. Tax District Rev. Bonds Series               1,500,000                    1,500,000
1991 A1, 3.1% 3/5/99, LOC Rabobank Nederland Coop.
Central, CP mode

                                                                                                     81,575,000

GEORGIA - 3.7%

Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.            2,000,000                    2,000,000
Plant Hatch Proj.) 3.25%, VRDN (a)

Bibb County Dev. Auth. Rev. Rfdg. & Impt. Series 1998, 3.2%,            1,200,000                    1,200,000
LOC SunTrust Bank of Atlanta, VRDN (a)

Burke County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.              3,200,000                    3,200,000
Plant Vogtle Proj.) Series 1997, 3.35%, VRDN (a)(b)

Clayton County Hsg. Auth. Multi-family Hsg. Rev. (Hyde Park             2,000,000                    2,000,000
Club Apts. Proj.) Series 1997, 3.35%, LOC Key Bank, NA,
VRDN (a)(b)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

GEORGIA - CONTINUED

Crisp County Solid Waste Mgmt. Auth. Rev. Series 1998,                 $ 1,000,000                  $ 1,000,000
3.25% (FSA Insured), VRDN (a)(b)

Metro Atlanta Rapid Transit Auth. Participating VRDN Series             5,600,000                    5,600,000
PT 1064, 3.3% (Liquidity Facility Merrill Lynch & Co.) (a)(c)

Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.)            3,900,000                    3,900,000
Series 97, 3.45%, VRDN (a)

Putnam County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.)            1,100,000                    1,100,000
Series 1997, 3.65%, VRDN (a)

Richmond County Dev. Auth. Solid Waste Disp. Rev.                       10,000,000                   10,000,000
(Evergreen Nylon Recycling Proj.) Series 1998, 3.15%, LOC
Banque Nationale de Paris, VRDN (a)(b)

Savannah Econ. Dev. Auth. Poll. Cont. Rev. Rfdg. (American              1,700,000                    1,700,000
Cyanamid Co. Proj.) Series 1998, 3.15%, VRDN (a)

                                                                                                     31,700,000

HAWAII - 0.4%

Hawaii Arpt. Sys. Rev. Participating VRDN Series PT 190B,               1,000,000                    1,000,000
3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank
AG) (a)(b)(c)

Hawaii Gen. Oblig. Participating VRDN Series PA 167, 3.3%               2,600,000                    2,600,000
(Liquidity Facility Merrill Lynch & Co.) (a)(c)

                                                                                                     3,600,000

ILLINOIS - 6.1%

Chicago Board of Ed. Participating VRDN Series 1996 BB,                 11,100,000                   11,100,000
3.33% (Liquidity Facility Bank of America Nat'l. Trust &
Savings Assoc.) (a)(c)

Chicago Wastewtr. Transmission Rev. Participating VRDN                  5,865,000                    5,865,000
Series PT-1035, 3.3% (Liquidity Facility Bank of America
Nat'l. Trust & Savings Assoc.) (a)(c)

Illinois Health Facilities Auth. Rev.:

(Decatur Memorial Hosp. Proj.) Series 1996 A, 3.2% (MBIA                3,700,000                    3,700,000
Insured) (BPA First Nat'l. Bank of Chicago), VRDN (a)

(Southern Illinois Healthcare) 3.15% (MBIA Insured),                    2,000,000                    2,000,000
VRDN (a)

(Univ. Pooled Prog.) Series 1985, 3.15% (FGIC Insured)                  3,585,000                    3,585,000
(BPA First Nat'l. Bank of Chicago), VRDN (a)

Illinois Student Assistance Commission Student Ln. Rev.                 5,000,000                    5,000,000
Series 1997 A, 3.2%, LOC First Nat'l. Bank of Chicago,
VRDN (a)(b)

Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle)         3,500,000                    3,500,000
Series 1996, 3.15%, VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

ILLINOIS - CONTINUED

Madison County Envir. Impt. Rev.:

(Shell Wood River Refining Co. Proj.):

Series 1997 A, 3.45%, VRDN (a)(b)                                      $ 11,400,000                 $ 11,400,000

Series A, 3.45%, VRDN (a)(b)                                            2,500,000                    2,500,000

Rfdg. (Shell Wood River Refining Co. Proj.) 3.45%,                      2,200,000                    2,200,000
VRDN (a)(b)

Will County Facilities Rev. (Amoco Chemical Proj.) Series 1998          1,800,000                    1,800,000
A, 3.45%, VRDN (a)(b)

                                                                                                     52,650,000

INDIANA - 1.9%

Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 3.7%,               1,025,000                    1,025,000
LOC Old Kent Bank, Michigan, VRDN (a)(b)

Indiana Dev. Fin. Auth. Envir. Rev. Rfdg. (PSI Energy Proj.)            15,800,000                   15,800,000
Series 1998, 3.45%, LOC Morgan Guaranty Trust Co., NY,
VRDN (a)(b)

                                                                                                     16,825,000

IOWA - 0.2%

Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs.) Series 1998             2,000,000                    2,000,000
B, 3.2% (MBIA Insured), VRDN (a)

KANSAS - 0.3%

Wamego Kansas Poll. Cont. Rev. Rfdg. (Utilicorp United, Inc.            3,000,000                    3,000,000
Proj.) Series 1996, 3.15%, LOC Cr. Suisse First Boston (BK),
VRDN (a)

KENTUCKY - 1.5%

Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper           2,600,000                    2,600,000
Co. Proj.) Series 1993 A, 3.35%, VRDN (a)(b)

Kentucky Asset/Liability Commission Gen. Fund TRAN                      1,000,000                    1,003,695
Series B, 4% 6/25/99

Kentucky Econ. Dev. Auth. Hosp. Facilities Rev. (Health                 6,400,000                    6,400,000
Alliance of Cincinnati) Series 1997 C, 3.2% (MBIA Insured),
VRDN (a)

Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev.                  1,200,000                    1,200,000
Series 1996 A, 3.2% (MBIA Insured) (BPA Landesbank
Hessen-Thuringen), VRDN (a)(b)

Louisville Arpt. Lease Rev. Series 1989 B, 3.2%, LOC Nat'l.             2,000,000                    2,000,000
City Bank, Kentucky, VRDN (a)(b)

                                                                                                     13,203,695

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

LOUISIANA - 0.9%

Louisiana Pub. Facilities Auth. Rev. School Health Care Sys.           $ 1,900,000                  $ 1,900,000
(Sisters of Charity Incarnate Word) Series 1997 E, 3.2%
(BPA Cr. Suisse First Boston (BK)), VRDN (a)

Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.):

Series 1991, 3.45%, VRDN (a)(b)                                         1,000,000                    1,000,000

Series 1992 A, 3.45%, VRDN (a)(b)                                       4,900,000                    4,900,000

                                                                                                     7,800,000

MAINE - 1.6%

Maine Edl. Ln. Marketing Corp. Ln. Rev. (Senior Student Ln.)            9,000,000                    9,000,000
Series 1997A 2, 3.15% (AMBAC Insured) (BPA Cr. Suisse
First Boston (BK)), VRDN (a)(b)

Maine Gen. Oblig. BAN 4% 1/21/99                                        1,900,000                    1,901,034

Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts.             2,900,000                    2,900,000
Proj.) 3.25%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)

                                                                                                     13,801,034

MARYLAND - 3.9%

Baltimore Gen. Oblig. Rev. Rfdg. Participating VRDN Series              18,400,000                   18,400,000
SG 20, 3.28% (Liquidity Facility Societe Generale) (a)(c)

Maryland Nat'l. Cap. Park & Planning Commission 3.35%,                  6,400,000                    6,400,000
VRDN (a)

Northeast Waste Disp. Auth. Resources Recovery Rev.                     8,415,000                    8,415,000
Participating VRDN Series 97C-2001, 3.28% (Liquidity
Facility Citibank, New York NA) (a)(c)

                                                                                                     33,215,000

MASSACHUSETTS - 4.5%

Massachusetts Gen. Oblig. Rfdg.:

Series 1997 B, 3.05% (BPA Landesbank Hessen-Thuringen),                 8,000,000                    8,000,000
VRDN (a)

Series 1998 B, 3.05% (BPA Toronto Dominion Bank),                       30,000,000                   30,000,000
VRDN (a)

Massachusetts Hsg. Fin. Auth. Hsg. Rev. Participating VRDN              1,000,000                    1,000,000
Series 1998 B, 3.3% (Liquidity Facility Caisse des Depots et
Consignations) (a)(b)(c)

                                                                                                     39,000,000

MICHIGAN - 1.1%

Delta County Econ. Dev. Corp. Envir. Impt. Rev. (Escanaba               1,000,000                    1,000,000
Paper) Series 1985 D, 3.3%, LOC Cr. Suisse First Boston
(BK), VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Rev.:

(Mans Proj.) Series 1998, 3.25%, LOC Comerica Bank,                    $ 1,300,000                  $ 1,300,000
Detroit, VRDN (a)(b)

Rfdg. (Dow Chemical Co. Proj.) Series 1994, 3.35%,                      1,400,000                    1,400,000
VRDN (a)

Wayne Charter County Arpt. Rev. Participating VRDN                      1,600,000                    1,600,000
Series 1998 68, 3.33% (Liquidity Facility Morgan Stanley,
Dean Witter & Co.) (a)(b)(c)

Wayne-Westland Cmnty. Schools Participating VRDN Series                 4,000,000                    4,000,000
67, 3.28% (Liquidity Facility Morgan Stanley, Dean Witter &
Co.) (a)(c)

                                                                                                     9,300,000

MINNESOTA - 0.4%

Hennepin County Gen. Oblig. Series C, 3.1% (Liquidity Facility          1,100,000                    1,100,000
Westdeutsche Landesbank Girozentrale), VRDN (a)

Plymouth Multi-family Hsg. Rev. Rfdg. (At the Lakes Apt.)               1,965,000                    1,965,000
Series 1997 A, 3.6%, VRDN (a)(b)

                                                                                                     3,065,000

MISSISSIPPI - 0.3%

Jackson County Port Facilities Rev. Rfdg. (Chevron U.S.A., Inc.)        1,500,000                    1,500,000
Series 1993, 3.3%, VRDN (a)

Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Choctaw             1,000,000                    1,000,000
Generation Ltd.) Series 1998, 3.25%, LOC Chase
Manhattan Bank, VRDN (a)(b)

                                                                                                     2,500,000

MISSOURI - 2.2%

Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. Rfdg.                1,700,000                    1,700,000
(Sleepy Hollow Apts.) Series 1996, 3.15%, VRDN (a)

Missouri Health & Edl. Facilities Research Facilities Rev.              17,000,000                   17,000,000
(Stowers Institute Med. Research) 3.15%, LOC Morgan
Guaranty Trust Co., NY, VRDN (a)

                                                                                                     18,700,000

NEVADA - 3.5%

Clark County Spl. Facilities Arpt. Sys. Rev. Bonds (Signature           1,000,000                    1,000,000
Flight Support Corp. Proj.) Series 1997 A, 3.9%, tender
12/1/98, LOC Bayerische Landesbank Girozentrale (b)

Nevada Gen. Oblig. Participating VRDN Series RI 36, 3.45%               3,600,000                    3,600,000
(Liquidity Facility Bank of New York NA) (a)(c)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

NEVADA - CONTINUED

Nevada Hsg. Division (Oakmont at Fort Apache Road Proj.)               $ 1,500,000                  $ 1,500,000
Series 1996 A, 3.2%, LOC Union Bank of Switzerland AG,
VRDN (a)(b)

Washoe County Gas Facilities Rev. (Sierra Pacific Pwr. Co.)             24,100,000                   24,100,000
Series 1990, 3.45%, LOC Union Bank of Switzerland AG,
VRDN (a)(b)

                                                                                                     30,200,000

NEW HAMPSHIRE - 0.4%

New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:

(United Illumination Co.) Series 1997 A, 3.25%, LOC                     2,200,000                    2,200,000
Barclays Bank PLC, VRDN (a)(b)

Bonds (New England Pwr. Co. Proj.) Series 1990 A, 3.45%                 1,350,000                    1,350,000
5/4/99, CP mode (b)

                                                                                                     3,550,000

NEW JERSEY - 2.4%

Delaware River Port Auth. Pennsylvania & New Jersey Rev.                12,200,000                   12,200,000
Participating VRDN Series SG 53, 3.25% (Liquidity Facility
Societe Generale) (a)(c)

New Jersey Gen. Oblig. Participating VRDN Series 1997 L,                8,565,000                    8,565,000
3.3% (Liquidity Facility Caisse des Depots et
Consignations) (a)(c)

                                                                                                     20,765,000

NEW MEXICO - 0.4%

Farmington Poll. Cont. Rev. Participating VRDN Series PT 133,           1,995,000                    1,995,000
3.35% (Liquidity Facility Cr. Suisse First Boston (BK)) (a)(c)

New Mexico Hsg. Auth. Multi-Family Hsg. Rev. Participating              1,125,000                    1,125,000
VRDN Series 96C3101, 3.28% (Liquidity Facility Citibank,
New York NA) (a)(c)

                                                                                                     3,120,000

NEW YORK - 9.9%

Battery Park City Auth. Rev. Participating VRDN Series FR/RI            7,425,000                    7,425,000
25, 3.4% (Liquidity Facility Bank of New York NA) (a)(c)

Long Island Pwr. Auth. Elec. Sys. Rev. Sub Series 7, 3.3%               3,800,000                    3,800,000
(MBIA Insured) (BPA Cr. Suisse First Boston (BK)), VRDN (a)

Metro Trans. Auth. Commuter Facilities Rev. Participating               1,760,000                    1,760,000
VRDN Series PT 126, 3.3% (Liquidity Facility Merrill
Lynch & Co.) (a)(c)

New York City Gen. Oblig.:

Bonds Series J 1996 J3, 3.3% 1/11/99, LOC Morgan                        2,000,000                    2,000,000
Guaranty Trust Co., NY, CP mode

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: - continued

Participating VRDN:

Series FR/RI 33, 3.4% (Liquidity Facility Bank of New York             $ 4,500,000                  $ 4,500,000
NA) (a)(c)

Series PT 206, 3.35% (Liquidity Facility Bayerische                     2,255,000                    2,255,000
Hypo-und Vereinsbank AG) (a)(c)

Series SGB 35, 3.2% (Liquidity Facility Societe                         2,500,000                    2,500,000
Generale) (a)(c)

Series 1995B-5, 3.35% (MBIA Insured), VRDN (a)                          1,300,000                    1,300,000

New York City Ind. Dev. Agcy. Ind. Dev. Rev. Participating
VRDN:

Series 1996 H, 3.35% (Liquidity Facility Caisse des Depots et           1,675,000                    1,675,000
Consignations) (a)(b)(c)

Series 1997 H, 3.35% (Liquidity Facility Caisse des Depots et           3,240,000                    3,240,000
Consignations) (a)(b)(c)

New York City Muni. Wtr. Fin. Auth.:

Participating VRDN Series SGB 25, 3.33% (Liquidity Facility             1,200,000                    1,200,000
Societe Generale) (a)(c)

Series 3, 3.25% 1/11/99, LOC Commerzbank AG, LOC                        13,900,000                   13,900,000
Toronto Dominion Bank, CP

New York City Transitional Fin. Auth. Rev. Series A 2, 3.25%            1,300,000                    1,300,000
(Liquidity Facility Morgan Guaranty Trust Co., NY),
VRDN (a)

New York Local Govt. Assistance Corp. Participating VRDN                10,595,000                   10,595,000
Series PA 445, 3.63% (Liquidity Facility Merrill Lynch &
Co.) (a)(c)

New York State Energy Research & Dev. Auth. Participating               12,400,000                   12,400,000
VRDN Series 943202, 3.28% (Liquidity Facility Citibank,
New York NA) (a)(c)

New York State Gen. Oblig. Bonds (Envir. Quality 1986 Proj.)            2,100,000                    2,100,000
Series 1997 A, 3.25% 1/11/99, LOC Bayerische
Landesbank Girozentrale, LOC Landesbank
Hessen-Thuringen, CP mode

New York State Med. Care Facilities Fin. Agcy. Rev.                     3,700,000                    3,700,000
Participating VRDN Series PT 145A, 3.3% (Liquidity Facility
Merrill Lynch & Co.) (a)(c)

New York State Mtg. Agcy. Rev. Participating VRDN:

Series 1997 J, 3.3% (Liquidity Facility First Union Nat'l. Bank         4,600,000                    4,600,000
of North Carolina) (a)(b)(c)

Series1997 G, 3.35% (Liquidity Facility Caisse des Depots et            4,740,000                    4,740,000
Consignations) (a)(b)(c)

                                                                                                     84,990,000

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

NEW YORK & NEW JERSEY - 0.8%

Port Auth. New York & New Jersey Gen. Oblig. Participating             $ 4,080,000                  $ 4,080,000
VRDN Series PA 67, 3.25% (Liquidity Facility Merrill Lynch &
Co.) (a)(c)

Port Auth. New York & New Jersey Spl. Oblig. Rev.                       3,200,000                    3,200,000
Participating VRDN Series 6, 3.35% (Liquidity Facility
Societe Generale) (a)(b)(c)

                                                                                                     7,280,000

NORTH CAROLINA - 0.3%

North Carolina Med. Care Cmnty. Hosp. Rev. (Lexington                   1,000,000                    1,000,000
Memorial Hosp. Proj.) 3.35%, LOC First Union Nat'l. Bank
of North Carolina, VRDN (a)

Raleigh-Durham Arpt. Auth. Spl. Facilities Rev. Rfdg.                   1,700,000                    1,700,000
(American Airlines, Inc.) Series 1995 A, 3.35%, LOC
NationsBank NA, VRDN (a)

                                                                                                     2,700,000

OHIO - 1.5%

Ohio Air Quality Dev. Auth. (JMG Fdg. Ltd.) 3.2%, LOC                   3,300,000                    3,300,000
Societe Generale, VRDN (a)(b)

Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN                       2,400,000                    2,400,000
Series PT 241, 3.62% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (a)(b)(c)

Ohio Solid Waste Rev. (British Petroleum Exploration & Oil,             5,500,000                    5,500,000
Inc. Proj.) 3.45%, VRDN (a)(b)

Summit County Ind. Dev. Rev. (SGS Tool Proj.) Series B, 3.45%,          1,500,000                    1,500,000
LOC Nat'l. City Bank, Cleveland, VRDN (a)(b)

                                                                                                     12,700,000

OREGON - 0.3%

Portland Multi-family Hsg. Rev. Rfdg. (Univ. Park Apts. Proj.)          2,500,000                    2,500,000
Series 1993, 3.15%, LOC BankBoston NA, VRDN (a)

PENNSYLVANIA - 3.9%

Allegheny County Ind. Dev. Auth. Ind. Dev. Rev. (Union Elec.            1,000,000                    1,000,000
Steel Co. Proj.) Series 1996 A, 3.45%, LOC PNC Bank NA,
VRDN (a)

Cambria County Ind. Dev. Auth. Resource Recovery (Cambria               1,900,000                    1,900,000
Cogen Co. Proj.) Series 1998 A 1, 2.95%, LOC Bayerische
Hypo-und Vereinsbank AG, VRDN (a)(b)

Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec.               2,000,000                    2,000,000
Proj.) Series 1988 B, 3.3% 1/11/99 (FGIC Insured),
CP mode

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

PENNSYLVANIA - CONTINUED

Emmaus Gen. Auth. Rev. Series 1996, 3.15% (FSA Insured)                $ 8,000,000                  $ 8,000,000
(BPA Cr. Suisse First Boston (BK)), VRDN (a)

Indiana County Ind. Dev. Auth. Poll. Cont. Rev. (Conemaugh              5,000,000                    5,000,000
Proj.) Series 1997 A, 3.15%, LOC Union Bank of
Switzerland, LOC Union Bank of Switzerland AG,
VRDN (a)(b)

Northumberland County Ind. Dev. Auth. Rev. (Foster Wheeler              1,500,000                    1,500,000
Mt. Carmel, Inc. Proj.) Series 1987 A, 3.2%, LOC Union
Bank of Switzerland AG, VRDN (a)(b)

Pennsylvania Econ. Dev. Fin. Auth. Econ. Dev. Rev.                      1,000,000                    1,000,000
Series 1997 B 2, 3.45%, LOC PNC Bank NA, VRDN (a)(b)

Pennsylvania Hsg. Fin. Agcy. Rev. Participating VRDN                    6,685,000                    6,685,000
Series PT 119A, 3.25% (Liquidity Facility Cr. Suisse First
Boston (BK)) (a)(c)

Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) Series 1990 B:

3.4% 12/4/98, LOC Nat'l. Westminster Bank PLC, CP                       3,300,000                    3,300,000
mode (b)

3.4% 12/8/98, LOC Nat'l. Westminster Bank PLC, CP                       2,050,000                    2,050,000
mode (b)

York Gen. Auth. Pooled Fing. Rev. Series 1996, 3.2%,                    1,370,000                    1,370,000
LOC First Union Nat'l. Bank of North Carolina, VRDN (a)

                                                                                                     33,805,000

SOUTH CAROLINA - 1.8%

Berkeley County Exam Facilities Ind. Rev. (AMOCO Corp.):

Series 1998, 3.45%, VRDN (a)(b)                                         3,000,000                    3,000,000

3.45%, VRDN (a)(b)                                                      1,100,000                    1,100,000

South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev.              1,900,000                    1,900,000
(Orangeburg Med. Ctr. & Calhoun Co.) Series 1998, 3.05%
(AMBAC Insured), VRDN (a)

South Carolina Pub. Svcs. Auth. Rev.:

3.3% 1/11/99, CP                                                        8,500,000                    8,500,000

3.6% 12/11/98, CP                                                       1,200,000                    1,200,000

                                                                                                     15,700,000

SOUTH DAKOTA - 0.3%

South Dakota Hsg. Dev. Auth.:

Bonds Series 1998 I, 3.2% 12/2/99 (b)                                   1,650,000                    1,650,000

Series 1997 E, 3.45%, VRDN (a)(b)                                       795,000                      795,000

                                                                                                     2,445,000

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

TENNESSEE - 1.3%

Chattanooga Health Ed. & Hsg. (McCallie School Proj.)                  $ 2,400,000                  $ 2,400,000
Series 1998, 3.2%, LOC SunTrust Bank of Atlanta,
VRDN (a)

Metro Govt. Nashville & Davidson County Adventist Health                5,880,000                    5,880,000
Sys. 3.2%, LOC SunTrust Bank, Central FL NA, VRDN (a)

Metro Nashville Arpt. Rev. (American Airlines Proj.)                    3,200,000                    3,200,000
Series B, 3.25%, LOC Bayerische Landesbank Girozentrale,
VRDN (a)

                                                                                                     11,480,000

TEXAS - 14.1%

Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs            6,925,000                    6,925,000
Rehabilitation Proj.) Series 1997, 3.3%, LOC Chase Bank of
Texas NA, VRDN (a)

Brazos River Hbr. Navigation District Brazoria County                   5,200,000                    5,200,000
Rev. (Dow Chemical co. Proj.) Series 1998, 3.55%,
VRDN (a)(b)

Brazos River Hbr. Navigation District Hbr. Rev. (Dow Chemical           1,200,000                    1,200,000
Co. Proj.) Series 1997, 3.55%, VRDN (a)(b)

Brazos River Poll. Cont. Rev.:

(Texas Utils. Elec. Co. Proj.):

Series 1996 B, 3.8% (AMBAC Insured) (BPA Bank of                        1,500,000                    1,500,000
New York NA), VRDN (a)(b)

Series 1997 A, 3.35% (MBIA Insured) (BPA Bank of                        1,500,000                    1,500,000
New York NA), VRDN (a)(b)

Series 1997 B, 3.35% (MBIA Insured) (BPA Bank of                        3,300,000                    3,300,000
New York NA), VRDN (a)(b)

Rfdg. (Texas Utils. Elec. Co. Proj.):

Series 1996 A, 3.45% (AMBAC Insured) (BPA Bank of                       3,100,000                    3,100,000
New York NA), VRDN (a)(b)

Series 1996 C, 3.45% (AMBAC Insured) (BPA Bank of                       4,600,000                    4,600,000
New York NA), VRDN (a)(b)

Brownsville Util. Sys. Rev. Series A, 3.6% 12/11/98,                    1,400,000                    1,400,000
LOC Toronto Dominion Bank, CP

Coastal Bend Facilities Dev. Corp. Incarnate Word Health Sys.           3,600,000                    3,600,000
Rev. Series 1998 B, 3.2% (AMBAC Insured), VRDN (a)

Dallas Civic Ctr. Convention Complex Rev. Participating VRDN            1,300,000                    1,300,000
Series PT 1059, 3.3% (Liquidity Facility Merrill Lynch &
Co.) (a)(c)

Denton Util. Sys. Rev. Rfdg. Participating VRDN Series SGA              8,000,000                    8,000,000
32, 3.28% (Liquidity Facility Societe Generale) (a)(c)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

TEXAS - CONTINUED

Guadalupe-Blanco River Auth. Poll. Cont. Rev. Rfdg. (Central           $ 1,800,000                  $ 1,800,000
Pwr. & Lt. Co.) 3.35%, LOC ABN-AMRO Bank NV,
VRDN (a)

Gulf Coast Ind. Dev. Auth. (Amoco Oil Proj.) Series 1993,               1,200,000                    1,200,000
3.45%, VRDN (a)(b)

Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co.
Proj.):

Series 1993, 3.45%, VRDN (a)(b)                                         2,300,000                    2,300,000

Series 1994, 3.45%, VRDN (a)(b)                                         9,800,000                    9,800,000

Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil          1,000,000                    1,000,000
Co. Proj.) Series 1998, 3.45%, VRDN (a)(b)

Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Rev.             1,600,000                    1,600,000
(Amoco Oil Co. Proj.) Series 1996, 3.45%, VRDN (a)(b)

Gulf Coast Waste Disp. Auth. Rev. (Amoco Oil Co. Proj.)                 1,100,000                    1,100,000
3.45%, VRDN (a)(b)

Harris County Health Facilities Dev. Corp. Hosp. Rev.                   1,900,000                    1,900,000
(Methodist Hosp.) Series 1994, 3.3% (BPA Morgan
Guaranty Trust Co., NY), VRDN (a)

Harris County Health Facilities Dev. Corp. Rev.:

(Saint Luke's Hosp.):

Series A, 3.25%, VRDN (a)                                               2,700,000                    2,700,000

Series B, 3.25%, VRDN (a)                                               6,000,000                    6,000,000

(Sisters of Charity Incarnate Word) Series 1997 C, 3.2%                 6,000,000                    6,000,000
(BPA Cr. Suisse First Boston (BK)), VRDN (a)

Harris County Ind. Dev. Corp. Poll. Cont. Rev. Rfdg. (Shell Oil         1,100,000                    1,100,000
Co. Proj.) Series 1997, 3.35%, VRDN (a)

Houston Arpt. Sys. Rev. Series 1993 A, 3.4% 12/2/98, LOC                2,000,000                    2,000,000
Canadian Imperial Bank of Commerce, LOC Commerzbank
AG, CP (b)

Midlothian Ind. Dev. Corp. Poll. Cont. Rev. (Box-Crow                   3,500,000                    3,500,000
Cement Proj.) 3.15%, LOC Union Bank of Switzerland AG,
VRDN (a)

North Central Health Facilities Dev. Corp. Hosp. Rev.                   1,700,000                    1,700,000
(Presbyterian Med. Ctr. Proj.) Series C, 3.25% (MBIA
Insured) (BPA NationsBank NA), VRDN (a)

North Texas Higher Ed. Auth., Inc. Student Ln. Rev. Series              2,000,000                    2,000,000
1991 C, 3.25% (AMBAC Insured) (BPA Student Ln.
Marketing Assoc.), VRDN (a)(b)

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

TEXAS - CONTINUED

Panhandle-Plains Higher Ed. Auth. Student Ln. Rev. Series              $ 5,500,000                  $ 5,500,000
1992 A, 3.15%, LOC Student Ln. Marketing Assoc.,
VRDN (a)(b)

Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Childrens          1,000,000                    1,000,000
& Presbyterian Health Care Ctr.) 3.45% 12/8/98 (MBIA
Insured) (BPA Chase Bank of Texas NA), CP mode

Port Corpus Christi Ind. Dev. Corp. Envir. (Citgo Petroleum             4,700,000                    4,700,000
Proj.) Series 1998, 3.5%, LOC Bank One Oklahoma NA,
VRDN (a)(b)

Port of Port Arthur Navigation District Jefferson County Rev.           6,425,000                    6,425,000
(Fina Oil Co. Proj.) Series 1998, 3.4%, VRDN (a)(b)

Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.)      3,300,000                    3,300,000
Series 1996 B, 3.35% (AMBAC Insured) (BPA Bank of New
York NA), VRDN (a)(b)

San Antonio Arpt. Sys. Rev. Participating VRDN                          2,005,000                    2,005,000
Series 96C4305, 3.28% (Liquidity Facility Citibank,
New York NA) (a)(c)

San Antonio Elec. & Gas Sys. Rev. Series A, 3.35%                       1,200,000                    1,200,000
2/12/99, CP

Spring Branch Independent School District Rev. Participating            5,000,000                    5,000,000
VRDN Series PA 285, 3.3% (Liquidity Facility Merrill
Lynch & Co.) (a)(c)

Texas Assoc. School Board TAN Series 1998 A, 4%                         1,000,000                    1,000,000
8/31/99

Texas Small Bus. Ind. Dev. Corp. Ind. Dev. Rev. (Texas Pub.             1,000,000                    1,000,000
Facilities Cap. Access Prog.) 3.2%, LOC KBC Bank, NV,
VRDN (a)

Trinity River Auth. Poll. Cont. Rev. Rfdg. (Texas Util. Elec. Co.       3,000,000                    3,000,000
Proj.) Series 1997 A, 3.2% (MBIA Insured), VRDN (a)(b)

                                                                                                     121,455,000

UTAH - 1.6%

Emery County Poll. Cont. Rev. Rfdg. (Pacificorp. Proj.)                 3,100,000                    3,100,000
Series 1994, 3.35% (AMBAC Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Intermountain Pwr. Agcy. Rev.:

Series 1997 B 1, 3.6% 12/11/98, CP                                      3,000,000                    3,000,000

Series 1998 B 5, 3.4% 1/14/99, CP                                       1,500,000                    1,500,000

Utah Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 1998 2,             5,800,000                    5,800,000
3.3% (Bayerische Landesbank Girozentrale Guaranteed),
VRDN (a)(b)

                                                                                                     13,400,000

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

VIRGINIA - 4.1%

Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds             $ 1,000,000                  $ 1,000,000
(Virginia Elec. Pwr. Co. Proj.) Series 1987 A, 3.45%
2/24/99, CP mode

Dinwiddie County Ind. Dev. Auth. Rev. (Chaparral Steel Proj.)           7,500,000                    7,500,000
Series 1998 A, 3.5%, LOC NationsBank NA, VRDN (a)(b)

Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co.           4,000,000                    4,000,000
Proj.) Series 1984, 3.25% 1/15/99, CP mode

Peninsula Ports Auth. Port Facilities Rev. (Zeigler Coal Proj.)         1,000,000                    1,000,000
Series 1997, 3.5%, LOC Bank of America Nat'l. Trust &
Savings Assoc., VRDN (a)(b)

Richmond Gen. Oblig. Series C, 3.2% (BPA NationsBank NA),               5,000,000                    5,000,000
VRDN (a)

Roanoke Ind. Dev. Auth. Hosp. Rev. (Carilion Health Sys.):

Series 1997 A, 3.3% (Liquidity Facility NationsBank NA),                11,800,000                   11,800,000
VRDN (a)

Series 1997 B, 3.35% (Liquidity Facility NationsBank NA),               5,200,000                    5,200,000
VRDN (a)

                                                                                                     35,500,000

WASHINGTON - 4.3%

Pierce County Econ. Dev. Corp. Rev. (K & M Hldgs. II Proj.)             1,700,000                    1,700,000
Series 1997, 3.55%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(b)

Port of Seattle Gen. Oblig. Series B:

3.3% 1/13/99, LOC Bank of America Nat'l. Trust & Savings                11,760,000                   11,760,000
Assoc., CP

3.35% 2/10/99, LOC Bank of America Nat'l. Trust &                       1,040,000                    1,040,000
Savings Assoc., CP (b)

3.4% 2/19/99, LOC Bank of America Nat'l. Trust & Savings                3,025,000                    3,025,000
Assoc., CP (b)

Seattle Ltd. Tax Gen. Oblig. Participating VRDN Series SGB              2,400,000                    2,400,000
12, 3.33% (Liquidity Facility Societe Generale) (a)(c)

Washington Gen. Oblig. Series VR 1996 A, 3.05% (Liquidity               15,100,000                   15,100,000
Facility Landesbank Hessen-Thuringen), VRDN (a)

Washington Hsg. Fin. Commission Single Family Rev.                      935,000                      935,000
Participating VRDN Series 1997 D, 3.35% (Liquidity Facility
First Union Nat'l. Bank of North Carolina) (a)(b)(c)

Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.                  1,000,000                    1,000,000
Participating VRDN Series PT 180, 3.35% (Liquidity Facility
Bayerische Hypo-und Vereinsbank AG) (a)(c)

                                                                                                     36,960,000

MUNICIPAL SECURITIES - CONTINUED

                                                                       PRINCIPAL                    VALUE
                                                                       AMOUNT                       (NOTE 1)

WEST VIRGINIA - 0.5%

West Virginia Pub. Energy Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):

3.4% 2/24/99, LOC Union Bank of Switzerland AG,                        $ 1,000,000                  $ 1,000,000
CP mode (b)

3.45% 2/24/99, LOC Union Bank of Switzerland AG,                        2,900,000                    2,900,000
CP mode (b)

                                                                                                     3,900,000

WISCONSIN - 0.1%

Wisconsin Health & Edl. Facilities Auth. Rev. (Felician Svc., Inc.      1,200,000                    1,200,000
Obligated Group) Series 1997 B, 3.2% (AMBAC Insured),
VRDN (a)

WYOMING - 0.3%

Sweetwater County Poll. Cont. Rev. Rfdg. (Pacificorp Proj.)             2,700,000                    2,700,000
Series 1994, 3.3% (AMBAC Insured) (BPA Bank of New York
NA), VRDN (a)

MULTIPLE STATES - 0.1%

Clipper Tax-Exempt Trust Participating VRDN Series 1995 1,              750,127                      750,127
Class A, 3.33% (Liquidity Facility State Street Bank & Trust
Co.) (a)(b)(c)

TOTAL INVESTMENTS IN SECURITIES - 100%                                                             $ 861,879,856


Total Cost for Income Tax Purposes $  861,879,856
SECURITY TYPE ABBREVIATION
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION   NOTE
VRDN - VARIABLE RATE DEMAND NOTE
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION
At May 31, 1998, the fund had a capital loss carryforward of approximately $22,000, all of which will expire on May 31, 2005.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                         NOVEMBER 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                     $ 861,879,856
SEE ACCOMPANYING SCHEDULE

CASH                                                                      4,306,212

RECEIVABLE FOR INVESTMENTS SOLD                                           5,281

INTEREST RECEIVABLE                                                       3,956,005

 TOTAL ASSETS                                                             870,147,354

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 48,690,719

DISTRIBUTIONS PAYABLE                                       1,470,078

OTHER PAYABLES AND ACCRUED EXPENSES                         17,890

 TOTAL LIABILITIES                                                        50,178,687

NET ASSETS                                                               $ 819,968,667

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 819,990,607

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (21,940)

NET ASSETS, FOR 819,990,607 SHARES OUTSTANDING                           $ 819,968,667

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $1.00
SHARE ($819,968,667 (DIVIDED BY) 819,990,607 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                  $ 3,930,917

EXPENSES

NON-INTERESTED TRUSTEES' COMPENSATION                   237

CUSTODIAN FEES AND EXPENSES                             12,085

AUDIT                                                   13,303

MISCELLANEOUS                                           249

 TOTAL EXPENSES BEFORE REDUCTIONS                       25,874

 EXPENSE REDUCTIONS                                     (3,472)   22,402

NET INTEREST INCOME                                               3,908,515

NET REALIZED GAIN (LOSS) ON INVESTMENTS                           (187)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 3,908,328


STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          NOVEMBER 30, 1998  MAY 31,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 3,908,515        $ 8,246,933
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (187)              8,396

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,908,328          8,255,329
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (3,908,515)        (8,246,933)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   1,824,800,606      3,063,212,735
PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                   (1,133,183,376)    (3,211,446,045)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           691,617,230        (148,233,310)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  691,617,043        (148,224,914)

NET ASSETS

 BEGINNING OF PERIOD                                       128,351,624        276,576,538

 END OF PERIOD                                            $ 819,968,667      $ 128,351,624




FINANCIAL HIGHLIGHTS
                                                     SIX MONTHS ENDED       YEARS ENDED
                                                     NOVEMBER 30, 1998    MAY 31,

                                                     (UNAUDITED)          1998         1997 C
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000              $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS                     .017                  .037         .012
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.017)                (.037)       (.012)

NET ASSET VALUE, END OF PERIOD                       $ 1.000              $ 1.000      $ 1.000

TOTAL RETURN B                                        1.76%                 3.78%        1.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 819,969            $ 128,352    $ 276,577

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .02% A                .02%         .02% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.52% A               3.72%        3.59% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. TRANSACTIONS WITH FMR AND AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of average net assets invested by the investing funds in the fund. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records.
2. TRANSACTIONS WITH FMR AND AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.
3. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,472 under this arrangement.
4. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.


TAXABLE CENTRAL CASH FUND
SEMIANNUAL REPORT
NOVEMBER 30, 1998


INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. TREASURY OBLIGATIONS - 58.8%

DUE                                                  ANNUALIZED YIELD AT    PRINCIPAL                        VALUE
DATE                                                 TIME OF PURCHASE       AMOUNT                           (NOTE 1)

U.S. TREASURY BILLS - 33.5%

 12/10/98                                             5.00%                 $ 300,000,000                    $ 299,630,250

 12/10/98                                             5.01                  150,000,000                      149,814,938

 12/15/98                                             4.87                  1,640,000,000                    1,636,900,400

 1/21/99                                              4.54                  250,000,000                      248,402,708

 1/21/99                                              4.72                  1,660,000,000                    1,649,015,631

 2/4/99                                               4.52                  200,000,000                      198,394,861

 2/4/99                                               4.53                  100,000,000                      99,191,111

 2/4/99                                               4.54                  400,000,000                      396,754,514

 2/4/99                                               4.57                  80,000,000                       79,347,111

 2/18/99                                              4.45                  447,000,000                      442,684,829
 2/18/99                                              4.52                  250,000,000                      247,547,708

 2/25/99                                              4.53                  390,000,000                      385,830,792

 2/25/99                                              4.56                  220,000,000                      217,629,744

 3/4/99                                               4.49                  400,000,000                      395,516,000

 3/4/99                                               5.41                  167,500,000                      165,282,346

 4/1/99                                               4.60                  100,000,000                      98,487,500

 4/22/99                                              3.97                  100,000,000                      98,463,639

 4/29/99                                              5.41                  50,000,000                       48,939,410

 4/29/99                                              5.43                  50,000,000                       48,934,236

 5/6/99                                               4.43                  125,000,000                      122,654,583
 5/27/99                                              4.54                  300,000,000                      293,449,156

 5/27/99                                              4.56                  250,000,000                      244,524,063

 6/3/99                                               4.51                  300,000,000                      293,313,000

 6/24/99                                              4.82                  50,000,000                       48,677,465

 6/24/99                                              5.41                  100,000,000                      97,081,597

 6/24/99                                              5.42                  200,000,000                      194,151,806

 8/19/99                                              5.26                  100,000,000                      96,382,250

 8/19/99                                              5.27                  50,000,000                       48,186,594

 9/16/99                                              3.79                  50,000,000                       48,530,917

 10/14/99                                             4.52                  100,000,000                      96,178,389

                                                                                                             8,489,897,548

U.S. TREASURY NOTES - 21.9%

 2/15/99                                              4.50                  75,000,000                       75,638,500

 2/15/99                                              4.64                  117,520,000                      118,483,233

 2/15/99                                              5.00                  250,000,000                      251,867,757

 2/28/99                                              4.45                  85,432,000                       85,617,382

 2/28/99                                              4.52                  122,000,000                      122,352,154

U.S. TREASURY OBLIGATIONS - CONTINUED

DUE                                                  ANNUALIZED YIELD AT   PRINCIPAL                        VALUE
DATE                                                 TIME OF PURCHASE      AMOUNT                           (NOTE 1)
U.S. TREASURY NOTES - CONTINUED

 2/28/99                                              4.57%                 $ 100,000,000                    $ 100,276,283

 2/28/99                                              5.26                  100,000,000                      100,079,170

 2/28/99                                              5.44                  200,000,000                      200,147,365

 3/31/99                                              4.34                  225,000,000                      226,348,003

 3/31/99                                              4.64                  136,000,000                      136,683,036

 4/30/99                                              4.64                  50,000,000                       50,346,236

 4/30/99                                              4.73                  50,000,000                       50,327,035

 5/31/99                                              4.27                  150,000,000                      151,324,439

 5/31/99                                              4.30                  250,000,000                      252,175,481

 5/31/99                                              4.37                  500,000,000                      504,397,238

 5/31/99                                              4.40                  500,000,000                      505,287,627

 5/31/99                                              4.44                  34,498,000                       34,773,951

 5/31/99                                              4.45                  200,000,000                      201,592,306

 5/31/99                                              4.46                  340,000,000                      342,663,413

 5/31/99                                              4.48                  180,000,000                      181,830,459

 5/31/99                                              4.49                  50,000,000                       50,388,115

 5/31/99                                              4.54                  507,000,000                      510,749,249

 5/31/99                                              4.55                  100,000,000                      100,747,599

 5/31/99                                              4.59                  200,000,000                      201,454,797

 5/31/99                                              5.45                  250,000,000                      250,835,397

 6/30/99                                              4.44                  100,000,000                      101,222,476

 6/30/99                                              4.60                  150,000,000                      151,061,226

 7/31/99                                              4.23                  100,000,000                      100,969,115

 7/31/99                                              4.83                  50,000,000                       50,607,484

 8/31/99                                              4.56                  75,000,000                       75,637,037

 9/30/99                                              4.20                  250,000,000                      255,675,713

                                                                                                             5,541,559,276

U.S. TREASURY NOTES - PRINCIPAL ONLY STRIPS - 3.4%

 2/15/99                                              5.45                  85,000,000                       84,063,319

 2/15/99                                              5.48                  100,000,000                      98,876,296

 2/15/99                                              5.50                  150,000,000                      148,350,508

 2/15/99                                              5.51                  35,000,000                       34,611,836

 2/15/99                                              5.54                  35,000,000                       34,614,269

 5/15/99                                              4.30                  15,000,000                       14,708,623

 5/15/99                                              4.60                  81,600,000                       79,905,761

 5/15/99                                              4.61                  18,723,000                       18,332,882

 5/15/99                                              5.00                  90,000,000                       87,987,098

 5/15/99                                              5.50                  50,000,000                       48,795,246

U.S. TREASURY OBLIGATIONS - CONTINUED

DUE                                                  ANNUALIZED YIELD AT    PRINCIPAL                        VALUE
DATE                                                 TIME OF PURCHASE       AMOUNT                           (NOTE 1)

U.S. TREASURY NOTES - PRINCIPAL ONLY STRIPS - CONTINUED

 5/15/99                                              5.57%                 $ 150,000,000                    $ 146,282,132

 8/15/99                                              5.00                  70,000,000                       67,603,862

                                                                                                             864,131,832

TOTAL U.S. TREASURY OBLIGATIONS                                                                              14,895,588,656



REPURCHASE AGREEMENTS - 41.2%

                                          MATURITY
                                          AMOUNT

In a joint trading account (Notes 2 & 3)
(U.S. Treasury Obligations) dated:

10/14/98 due 12/14/98 At 5.02%            $ 176,464,167                       175,000,000

11/30/98 due 12/1/98 At 5.25%              10,267,806,942                     10,266,310,000

TOTAL REPURCHASE AGREEMENTS                                 10,441,310,000

TOTAL INVESTMENTS - 100%                                   $ 25,336,898,656


Total Cost for Income Tax Purposes $ 25,336,906,238

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                 NOVEMBER 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 25,336,898,656
AGREEMENTS OF $10,441,310,000) -
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                            42,019,260

 TOTAL ASSETS                                                                  25,378,917,916

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 2,325,729,400

DISTRIBUTIONS PAYABLE                                         94,551,678

OTHER PAYABLES AND ACCRUED EXPENSES                           29,905

 TOTAL LIABILITIES                                                             2,420,310,983

NET ASSETS                                                                    $ 22,958,606,933

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 22,952,995,514

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                            5,611,419

NET ASSETS, FOR 22,952,995,514 SHARES OUTSTANDING                             $ 22,958,606,933

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                       $1.00
SHARE ($22,958,606,933 (DIVIDED BY) 22,952,995,514 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                 $ 550,382,591

EXPENSES

NON-INTERESTED TRUSTEES' COMPENSATION                   34,881

CUSTODIAN FEES AND EXPENSES                             64,647

AUDIT                                                   16,144

MISCELLANEOUS                                           544

 TOTAL EXPENSES                                                  116,216

NET INTEREST INCOME                                              550,266,375

NET REALIZED GAIN (LOSS) ON INVESTMENTS                          3,776,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 554,043,099


STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          NOVEMBER 30, 1998  MAY 31,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 550,266,375      $ 1,094,248,110
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  3,776,724          1,638,856

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           554,043,099        1,095,886,966
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (550,266,375)      (1,094,248,110)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   57,149,974,610     97,430,674,529
PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                   (50,205,305,671)   (98,860,217,743)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           6,944,668,939      (1,429,543,214)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  6,948,445,663      (1,427,904,358)

NET ASSETS

 BEGINNING OF PERIOD                                       16,010,161,270     17,438,065,628

 END OF PERIOD                                            $ 22,958,606,933   $ 16,010,161,270




FINANCIAL HIGHLIGHTS
                                                      SIX MONTHS ENDED   YEAR ENDED MAY 31,
                                                      NOVEMBER 30, 1998

                                                     (UNAUDITED)        1998          1997 C
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000            $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS                     .027                .056          .033
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.027)              (.056)        (.033)

NET ASSET VALUE, END OF PERIOD                       $ 1.000            $ 1.000       $ 1.000

TOTAL RETURN B                                        2.71%               5.74%         3.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 22,958,607       $ 16,010,161  $ 17,438,066

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .0011% A            .0016%        .0008% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.32% A             5.58%         5.45% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE PERIOD OCTOBER 21, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Fidelity Investments Money Management, Inc. (FIMM), the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED OCTOBER 14, 1998, DUE DECEMBER 14, 1998            AT 5.02%
Number of dealers or banks                               1
Maximum amount with one dealer or bank                   100%
Aggregate principal amount of agreements                 $250,000,000
Aggregate maturity amount of agreements                  $252,126,527
Aggregate market value of transferred assets             $255,754,540
Coupon rates of transferred assets                       5.38% to 6.50%
Maturity dates of transferred assets                     2/15/01 to 8/15/05

DATED NOVEMBER 30, 1998, DUE DECEMBER 1, 1998            AT 5.25%
Number of dealers or banks                               20
Maximum amount with one dealer or bank                   11.7%
Aggregate principal amount of agreements                 $12,799,391,000
Aggregate maturity amount of agreements                  $12,801,257,293
Aggregate market value of transferred assets             $13,068,854,247
Coupon rates of transferred assets                       0% to 13.25%
Maturity dates of transferred assets                     12/10/98 to 11/15/28

4. TRANSACTIONS WITH FMR AND AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.
5. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.